Hotchkis & Wiley Global Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 98.8%		Shares	Value
Aerospace & Defense - 4.1%
Airbus SE		4,700	$687,876
Babcock International Group PLC		103,400	653,182
BAE Systems PLC		16,059	266,613
			1,607,671

Air Freight & Logistics - 1.7%
FedEx Corp.		2,360	645,885

Automobile Components - 1.5%
Magna International, Inc.		14,311	587,323

Automobiles - 1.8%
General Motors Co.		15,545	697,038

Banks - 12.5%
BNP Paribas SA		11,356	779,270
Citigroup, Inc.		14,704	920,470
Citizens Financial Group, Inc.		9,000	369,630
ING Groep NV		15,856	287,676
Lloyds Banking Group PLC		847,400	666,305
Popular, Inc.		3,700	370,999
Societe Generale SA		14,093	351,188
US Bancorp		10,500	480,165
Wells Fargo & Co.		11,230	634,383
			4,860,086

Beverages - 2.1%
Heineken Holding NV		10,600	800,840

Capital Markets - 1.1%
State Street Corp.		4,700	415,809

Chemicals - 2.8%
Akzo Nobel NV		6,100	430,912
Nippon Sanso Holdings Corp.		18,300	671,664
			1,102,576

Communications Equipment - 8.2%
F5, Inc. (a)		8,300	1,827,660
Telefonaktiebolaget LM Ericsson - ADR		177,672	1,346,754
			3,174,414

Electronic Equipment, Instruments & Components - 1.0%
Arrow Electronics, Inc. (a)		3,000	398,490

Energy Equipment & Services - 2.8%
Baker Hughes Co.		17,500	632,625
NOV, Inc.		29,469	470,620
			1,103,245
Financial Services - 4.1%
Euronet Worldwide, Inc. (a)		3,600	357,228
Fidelity National Information Services, Inc.		10,600	887,750
Worldline SA/France (a)(b)		45,400	330,813
			1,575,791
Food Products - 1.9%
JDE Peet's NV		16,900	352,916
Kraft Heinz Co.		10,800	379,188
			732,104

Ground Transportation - 1.1%
U-Haul Holding Co.		5,715	411,480

Health Care Equipment & Supplies - 6.5%
GE HealthCare Technologies, Inc.		9,578	898,895
Koninklijke Philips NV (a)		15,821	518,702
Medtronic PLC		12,200	1,098,366
			2,515,963

Health Care Providers & Services - 6.7%
CVS Health Corp.		19,700	1,238,736
Elevance Health, Inc.		2,105	1,094,600
Humana, Inc.		800	253,392
			2,586,728

Hotels, Restaurants & Leisure - 2.8%
Accor SA		21,900	951,993
Entain PLC		14,400	147,127
			1,099,120

Household Products - 2.0%
Henkel AG & Co. KGaA		9,100	773,613

Industrial Conglomerates - 3.4%
Siemens AG		6,600	1,335,235

Insurance - 3.2%
American International Group, Inc.		11,769	861,844
Hartford Financial Services Group, Inc.		3,400	399,874
			1,261,718

Interactive Media & Services - 2.6%
Alphabet, Inc. - Class A		6,100	1,011,685

Machinery - 3.1%
CNH Industrial NV		35,800	397,380
Cummins, Inc.		2,550	825,664
			1,223,044

Media - 4.7%
Comcast Corp. - Class A		19,800	827,046
WPP PLC		98,800	1,012,053
			1,839,099

Oil, Gas & Consumable Fuels - 4.9%
APA Corp.		25,400	621,284
Baytex Energy Corp.		38,900	116,201
Kosmos Energy Ltd. (a)		72,300	291,369
Ovintiv, Inc.		3,800	145,578
Shell PLC - ADR		11,100	732,045
			1,906,477

Passenger Airlines - 1.4%
Qantas Airways Ltd. (a)		106,500	543,627

Personal Care Products - 1.2%
Unilever PLC		7,100	460,317

Pharmaceuticals - 0.9%
GSK PLC - ADR		8,900	363,832

Professional Services - 2.1%
Randstad NV		16,100	799,949

Semiconductors & Semiconductor Equipment - 0.8%
Micron Technology, Inc.		3,200	331,872

Software - 3.0%
Workday, Inc. - Class A (a)		4,700	1,148,727

Technology Hardware, Storage & Peripherals - 2.0%
Samsung Electronics Co. Ltd.		16,300	761,843

Wireless Telecommunication Services - 0.8%
Vodafone Group PLC - ADR		30,372	304,327
TOTAL COMMON STOCKS (Cost $32,087,238)			38,379,928

SHORT-TERM INVESTMENTS - 1.3%
Time Deposits - 1.3%		Par
Australia and New Zealand Banking Group Ltd., 4.18%, 10/01/2024 (c)		526,089	526,089
Citigroup, Inc., 2.33%, 10/01/2024 (c)	EUR	15	17
TOTAL SHORT-TERM INVESTMENTS (Cost $526,105)			526,106

TOTAL INVESTMENTS - 100.1% (Cost $32,613,343)			38,906,034
Liabilities in Excess of Other Assets - (0.1)%			(55,880)
TOTAL NET ASSETS - 100.0%			$38,850,154

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt
AG – Aktiengesellschaft EUR - Euro
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $330,813 or 0.9% of the Fund’s net assets.

(c)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$24,796,215	$13,583,713	$–	$38,379,928
Time Deposits	–	526,106	–	526,106
Total Investments	$24,796,215	$14,109,819	$–	$38,906,034

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

Allocation of Portfolio Holdings by Country as of September 30, 2024
(% of Net Assets)
United States	$22,441,609	57.8%
United Kingdom	3,509,924	9.0
Netherlands	3,190,995	8.2
France	3,101,140	8.0
Germany	2,108,848	5.4
Sweden	1,346,754	3.5
South Korea	761,843	2.0
Canada	703,524	1.8
Japan	671,664	1.7
Cash & Other	1,013,853	2.6
	$38,850,154	100.0%